VY® CBRE Global Real Estate Portfolio	PORTFOLIO OF INVESTMENTS
As of March 31, 2023 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.7%
		Australia: 2.8%
170,792		Goodman Group	$2,167,321	1.3
482,340		Rural Funds Group	645,688	0.4
1,027,052		Scentre Group	1,901,157	1.1
			4,714,166	2.8

		Austria: 0.3%
19,558	(1)	CA Immobilien Anlagen AG	525,482	0.3

		Belgium: 1.3%
11,458		Cofinimmo	1,015,434	0.6
36,033		Warehouses De Pauw CVA	1,071,487	0.7
			2,086,921	1.3

		Canada: 2.3%
16,532		Boardwalk Real Estate Investment Trust	674,491	0.4
85,419	(2)	Chartwell Retirement Residences	540,386	0.3
49,322		First Capital Real Estate Investment Trust	574,055	0.4
113,476		H&R Real Estate Investment Trust	1,057,934	0.6
135,433		Tricon Residential, Inc.	1,049,606	0.6
			3,896,472	2.3

		France: 2.5%
17,410	(2)	ICADE	819,768	0.5
45,213	(2)	Klepierre SA	1,025,082	0.6
56,638		Mercialys SA	578,662	0.4
31,304	(1)	Unibail-Rodamco-Westfield	1,684,351	1.0
			4,107,863	2.5

		Germany: 0.4%
94,013		TAG Immobilien AG	650,835	0.4

		Hong Kong: 6.7%
698,212	(3)	ESR Group Ltd.	1,252,092	0.7
428,190		Hang Lung Properties Ltd.	801,235	0.5
263,153		Kerry Properties Ltd.	672,095	0.4
796,844		Link REIT	5,123,894	3.1
726,355		Sino Land Co.	982,266	0.6
73,201		Sun Hung Kai Properties Ltd.	1,025,517	0.6
246,092		Wharf Real Estate Investment Co. Ltd.	1,416,843	0.8
			11,273,942	6.7

		Japan: 11.5%
412		Activia Properties, Inc.	1,175,463	0.7
548		AEON REIT Investment Corp.	599,055	0.3
114		Daiwa Office Investment Corp.	521,441	0.3
1,206		GLP J-Reit	1,303,599	0.8
559		Japan Excellent, Inc.	505,871	0.3
2,310		Japan Hotel REIT Investment Corp.	1,310,124	0.8
3,128		Japan Metropolitan Fund Invest	2,284,231	1.4
412		Kenedix Office Investment Corp.	953,007	0.6
1,886		LaSalle Logiport REIT	2,188,598	1.3
249,212		Mitsui Fudosan Co., Ltd.	4,681,309	2.8
1,432	(2)	Orix JREIT, Inc.	1,815,675	1.1
403,455		Tokyu Fudosan Holdings Corp.	1,937,779	1.1
			19,276,152	11.5

		Luxembourg: 0.4%
13,103		Shurgard Self Storage Ltd.	626,672	0.4

		Netherlands: 0.3%
21,070		Eurocommercial Properties NV	480,175	0.3

		Singapore: 4.0%
1,312,117		CapLand Ascendas REIT	2,829,203	1.7
547,800		Frasers Centrepoint Trust	944,596	0.6
2,075,090		Frasers Logistics & Commercial Trust	2,048,155	1.2
1,841,000		Lendlease Global Commercial REIT	942,483	0.5
			6,764,437	4.0

		Spain: 0.9%
163,278		Merlin Properties Socimi SA	1,428,600	0.9

		Sweden: 0.9%
12,685		Catena AB	472,092	0.3
37,067		Hufvudstaden AB	502,780	0.3
36,172	(1)	Pandox AB	451,304	0.3
			1,426,176	0.9

		Switzerland: 0.7%
10,629		PSP Swiss Property AG	1,209,573	0.7

		United Kingdom: 3.2%
266,246		British Land Co. PLC	1,277,087	0.8
145,524		Land Securities Group PLC	1,117,116	0.7
576,341		NewRiver REIT PLC	560,955	0.3
85,907		Safestore Holdings PLC	1,008,341	0.6
329,953		Shaftesbury Capital PLC	466,861	0.3
78,773		Unite Group PLC	933,238	0.5
			5,363,598	3.2

		United States: 60.5%
32,366		Alexandria Real Estate Equities, Inc.	4,064,846	2.4
64,900		Apartment Income REIT Corp.	2,324,069	1.4
44,179		Brixmor Property Group, Inc.	950,732	0.6
55,544		Broadstone Net Lease, Inc.	944,803	0.6
11,128		Camden Property Trust	1,166,659	0.7

VY® CBRE Global Real Estate Portfolio	PORTFOLIO OF INVESTMENTS
As of March 31, 2023 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		United States: (continued)
95,298		CubeSmart	$4,404,674	2.6
54,837		DiamondRock Hospitality Co.	445,825	0.3
19,321		Digital Realty Trust, Inc.	1,899,447	1.1
18,730		Equinix, Inc.	13,505,079	8.1
19,094		Essex Property Trust, Inc.	3,993,319	2.4
35,089		Four Corners Property Trust, Inc.	942,491	0.6
77,879		Healthpeak Properties, Inc.	1,711,002	1.0
6,473		Hilton Worldwide Holdings, Inc.	911,851	0.5
11,430	(1)	Hyatt Hotels Corp.	1,277,760	0.8
59,326		Independence Realty Trust, Inc.	950,996	0.6
190,265		Invitation Homes, Inc.	5,941,976	3.6
30,018		Kite Realty Group Trust	627,977	0.4
33,336		Life Storage, Inc.	4,370,016	2.6
14,793		Mid-America Apartment Communities, Inc.	2,234,335	1.3
62,173		National Retail Properties, Inc.	2,744,938	1.6
94,327		Park Hotels & Resorts, Inc.	1,165,882	0.7
72,777	(2)	Pebblebrook Hotel Trust	1,021,789	0.6
57,120		ProLogis, Inc.	7,126,862	4.3
26,467		Public Storage, Inc.	7,996,739	4.8
79,146		Rexford Industrial Realty, Inc.	4,721,059	2.8
91,137		Simon Property Group, Inc.	10,204,610	6.1
59,868		Spirit Realty Capital, Inc.	2,385,141	1.4
21,408		STAG Industrial, Inc.	724,019	0.4
37,252		Sun Communities, Inc.	5,248,062	3.1
114,007		Sunstone Hotel Investors, Inc.	1,126,389	0.7
42,402		Tanger Factory Outlet Centers, Inc.	832,351	0.5
57,853		Ventas, Inc.	2,507,928	1.5
22,599		VICI Properties, Inc.	737,179	0.4
			101,210,805	60.5

	Total Common Stock
	(Cost $156,552,309)		165,041,869	98.7

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.4%
		Repurchase Agreements: 2.4%
1,000,000	(4)	Bank of America Inc., Repurchase Agreement dated 03/31/23, 4.82%, due 04/03/23 (Repurchase Amount $1,000,396, collateralized by various U.S. Government Agency Obligations, 1.500%-3.000%, Market Value plus accrued interest $1,020,000, due 11/01/49-02/01/51)	1,000,000	0.6
110,754	(4)	Citigroup, Inc., Repurchase Agreement dated 03/31/23, 4.81%, due 04/03/23 (Repurchase Amount $110,798, collateralized by various U.S. Government/U.S. Government Agency Obligations, 1.500%-7.000%, Market Value plus accrued interest $112,969, due 12/26/24-03/20/53)	110,754	0.0
1,000,000	(4)	HSBC Securities USA, Repurchase Agreement dated 03/31/23, 4.80%, due 04/03/23 (Repurchase Amount $1,000,395, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $1,020,000, due 06/15/24-02/15/53)	1,000,000	0.6
1,000,000	(4)	Jefferies LLC, Repurchase Agreement dated 03/31/23, 4.91%, due 04/03/23 (Repurchase Amount $1,000,404, collateralized by various U.S. Government Agency Obligations, 0.000%-5.750%, Market Value plus accrued interest $1,020,006, due 04/14/23-03/21/28)	1,000,000	0.6
1,000,000	(4)	RBC Dominion Securities Inc., Repurchase Agreement dated 03/31/23, 4.82%, due 04/03/23 (Repurchase Amount $1,000,396, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.375%, Market Value plus accrued interest $1,020,000, due 04/06/23-02/20/53)	1,000,000	0.6

	Total Repurchase Agreements
	(Cost $4,110,754)		4,110,754	2.4

VY® CBRE Global Real Estate Portfolio	PORTFOLIO OF INVESTMENTS
As of March 31, 2023 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
		Mutual Funds: 1.0%
1,616,438	(5) BlackRock Liquidity Funds, FedFund, Institutional Class, 4.720%
	(Cost $1,616,438)	$1,616,438	1.0

	Total Short-Term Investments
	(Cost $5,727,192)	5,727,192	3.4

	Total Investments in Securities (Cost $162,279,501)	$170,769,061	102.1
	Liabilities in Excess of Other Assets	(3,538,820)	(2.1)
	Net Assets	$167,230,241	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(4)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(5)	Rate shown is the 7-day yield as of March 31, 2023.

REIT Diversification	Percentage of Net Assets
Retail REITs	21.4%
Specialized REITs	21.2
Industrial REITs	14.4
Residential REITs	14.2
Diversified Real Estate Activities	6.2
Office REITs	4.7
Real Estate Operating Companies	4.0
Diversified REITs	3.9
Health Care REITs	3.1
Hotel & Resort REITs	3.0
Hotels, Resorts & Cruise Lines	1.3
Real Estate Development	0.6
0.4
Health Care Facilities	0.3
Assets in Excess of Other Liabilities*	1.3
Net Assets	100.0%

*	Includes short-term investments.

VY® CBRE Global Real Estate Portfolio	PORTFOLIO OF INVESTMENTS
As of March 31, 2023 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2023 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2023
Asset Table
Investments, at fair value
Common Stock
Australia	$–	$4,714,166	$–	$4,714,166
Austria	–	525,482	–	525,482
Belgium	–	2,086,921	–	2,086,921
Canada	3,896,472	–	–	3,896,472
France	–	4,107,863	–	4,107,863
Germany	–	650,835	–	650,835
Hong Kong	–	11,273,942	–	11,273,942
Japan	–	19,276,152	–	19,276,152
Luxembourg	626,672	–	–	626,672
Netherlands	–	480,175	–	480,175
Singapore	–	6,764,437	–	6,764,437
Spain	–	1,428,600	–	1,428,600
Sweden	–	1,426,176	–	1,426,176
Switzerland	–	1,209,573	–	1,209,573
United Kingdom	1,027,816	4,335,782	–	5,363,598
United States	101,210,805	–	–	101,210,805
Total Common Stock	106,761,765	58,280,104	–	165,041,869
Short-Term Investments	1,616,438	4,110,754	–	5,727,192
Total Investments, at fair value	$108,378,203	$62,390,858	$–	$170,769,061

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At March 31, 2023, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $168,667,083.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$15,999,486
Gross Unrealized Depreciation	(13,879,855)
Net Unrealized Appreciation	$2,119,631